Average Annual Total Returns{- Fidelity Series Small Cap Discovery Fund} - 04.30 Fidelity Series Small Cap Discovery Fund Series PRO-10 - Fidelity Series Small Cap Discovery Fund	Fidelity Series Small Cap Discovery Fund Return Before Taxes Past 1 year	Fidelity Series Small Cap Discovery Fund Return Before Taxes Past 5 years	Fidelity Series Small Cap Discovery Fund Return Before Taxes Since Inception		Fidelity Series Small Cap Discovery Fund After Taxes on Distributions Past 1 year	Fidelity Series Small Cap Discovery Fund After Taxes on Distributions Past 5 years	Fidelity Series Small Cap Discovery Fund After Taxes on Distributions Since Inception		Fidelity Series Small Cap Discovery Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Small Cap Discovery Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series Small Cap Discovery Fund After Taxes on Distributions and Sales Since Inception		RS002 Past 1 year	RS002 Past 5 years	RS002 Since Inception
Total	36.31%	13.21%	10.89%	[1]	29.99%	10.81%	9.17%	[1]	23.84%	9.87%	8.35%	[1]	14.82%	12.02%	10.87%	[1]

[1]	(a)From November 7, 2013